Accounts Payable and Accrued Liabilities	6 Months Ended
Dec. 31, 2025
Accounts Payable And Accrued Liabilities
Accounts Payable and Accrued Liabilities
14.	Accounts Payable and Accrued Liabilities
	December 31, 2025	June 30, 2025
	$	$
Trade payables	722,161	1,408,720
Accrued liabilities	347,994	237,942
	1,070,155	1,646,662